DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION
1. DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION
Description of the Business
Knoll, Inc. and its subsidiaries (the “Company” or “Knoll”) are engaged in the design, manufacture, marketing and sale of high-end furniture products and accessories for workplace and residential markets. The Company is also engaged in the sale of fine leather, textiles, and felt, focusing on the middle to high-end segments of the market. The Company primarily operates in the United States (“U.S.”), Canada and Europe, and sells its products through a broad network of independent dealers and distribution partners, a direct sales force, its showrooms, and its e-commerce platforms.
Basis of Presentation
The Company follows accounting standards set by the Financial Accounting Standards Board (“FASB”). The FASB establishes accounting principles generally accepted in the United States (“GAAP”). Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants, which the Company is required to follow. References to GAAP issued by the FASB in these footnotes are to the FASB Accounting Standards Codification (“ASC”), which serves as a single source of authoritative non-SEC accounting and reporting standards to be applied by non-governmental entities. Certain prior period amounts in the Consolidated Statements of Cash Flows, as well as in the notes, have been reclassified to conform to the current year presentation.
During the fourth quarter of 2019, the Company aligned the consolidation of certain of its foreign subsidiaries in the consolidated financial statements, which previously included results on a one-month reporting lag. The Company believes that this change in accounting principle was preferable, as all of the its subsidiaries are now reported based on the same period-end, which improves overall financial reporting to investors by providing the most current information available. In accordance with applicable accounting literature, the elimination of a one-month reporting lag of a subsidiary is treated as a change in accounting principle and requires retrospective application. The Company has determined that the effect of this change is not material to the financial statements for all periods presented and therefore, the Company has not presented retrospective application of this change. The net impact of the elimination of the reporting lag of $0.6 million of loss for the month of December 2019 has been included within "Other income, net" on the Consolidated Statements of Operations and Comprehensive Income in the fourth quarter of 2019.